CERTIFICATION

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, Legg Mason Global Asset Management Trust (1933 Act File No. 333-162441; 1940 Act File No. 811-22338) (“Registrant”) hereby certifies (a) that the forms of the prospectuses and statements of additional information used with respect to Class A, Class A2, Class C, Class FI, Class R, Class R1, Class I and Class IS, as applicable, of Miller Income Opportunity Trust, QS Batterymarch Emerging Markets Fund, QS Batterymarch International Equity Fund, and QS Legg Mason Strategic Real Return Fund do not differ from those contained in Post-Effective Amendment No. 87 to the Registrant’s Registration Statement (“Amendment No. 87”), and (b) that Amendment No. 87 was filed electronically.

Dated as of: February 4, 2015	By:	/s/ Rosemary D. Emmens
	Name:	Rosemary D. Emmens
	Title:	Assistant Secretary